Net Income/(Loss) Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss - continuing operations	$ (372.7)	$ (453.5)	$ (561.3)
Net income - discontinued operations	235.3	1,014.0	236.6
Net (loss)/income - total operations	$ (137.4)	$ 560.5	$ (324.7)
From continuing operations	$ (0.63)	$ (0.77)	$ (0.96)
From discontinued operations	$ 0.40	$ 1.73	$ 0.40
Total attributable to the ordinary shareholders of the Parent Company	$ (0.23)	$ 0.95	$ (0.56)
Basic and diluted weighted average number of ordinary shares outstanding (in millions) - continuing and discontinued operations and total operations	592.4	587.6	584.9
Stock options and RSUs outstanding	21.6	23.4	22.9